Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2022	$(76,615)	$(3,514)	$8,452	$(71,677)
Other comprehensive income (loss)	(18,013)	(128,838)	23,722	(123,129)
Amounts reclassified from AOCI to the consolidated statement of operations	(5,489)	34,543	4,039	33,093
Net current period OCI	$(23,502)	$(94,295)	$27,761	$(90,036)
OCI attributable to the non-controlling interests	1,650	—	—	1,650
Net current period OCI attributable to shareholders of AQN	$(21,852)	$(94,295)	$27,761	$(88,386)
Balance, December 31, 2022	$(98,467)	$(97,809)	$36,213	$(160,063)
Other comprehensive income (loss)	(3,788)	57,351	8,395	61,958
Amounts reclassified from AOCI to the consolidated statement of operations	(1,598)	2,136	(3,702)	(3,164)
Net current period OCI	$(5,386)	$59,487	$4,693	$58,794
OCI attributable to the non-controlling interests	(1,017)	—	—	(1,017)
Net current period OCI attributable to shareholders of AQN	$(6,403)	$59,487	$4,693	$57,777
Balance, December 31, 2023	$(104,870)	$(38,322)	$40,906	$(102,286)